Inventories (Table)	12 Months Ended
Dec. 31, 2025
Inventories
Schedule of detailed information about inventories
The composition of inventory at each period-end is as follows:

Type of inventory	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Raw material and supplies for production	299,261	150,126
Products-in-progress	603,903	698,134
Finished product	900,314	853,925
Total	1,803,478	1,702,185

Schedule of information about inventory reserves
The breakdown of inventory allowances is detailed as follows:

Type of inventory	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Raw material and supplies for production	16,571	5,082
Products-in-progress	72,477	75,100
Finished product	22,389	34,450
Total	111,437	114,632

Schedule of movements in provisions of inventories
As of December 31, 2025, and 2024, movements in provisions are detailed as follows:

Reconciliation	As of December 31, 2025	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$	ThUS$
Beginning balance	114,632	133,768	104,057
Decrease (increase) in carrying amount	(13,968)	(14,517)	32,926
Additional Provision Differences of Inventory	(288)	171	455
Reclassification of provision for long-term materials	13,713	—	—
Provision Used	(2,652)	(4,790)	(3,670)
Total changes	(3,195)	(19,136)	29,711
Final balance	111,437	114,632	133,768